Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2017	Mar. 31, 2017
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	¥ 1,020,958	¥ 1,119,756
Available-for-sale securities, Gross unrealized gains	45,753	51,905
Available-for-sale securities, Gross unrealized losses	(4,606)	(6,244)
Available-for-sale securities, Fair value	1,062,105	1,165,417
Held-to-maturity securities, Amortized cost	114,368	114,400
Amortized cost	1,135,326	1,234,156
Gross unrealized gains	71,517	77,228
Gross unrealized losses	(4,606)	(6,244)
Fair value	1,202,237	1,305,140
Japanese Government Bond Securities
Schedule of Investments [Line Items]
Held-to-maturity securities, Amortized cost	114,368	114,400
Held-to-maturity securities, Gross unrealized gains	25,764	25,323
Held-to-maturity securities, Gross unrealized losses	0	0
Held-to-maturity securities, Fair value	140,132	139,723
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	267,557	334,117
Available-for-sale securities, Gross unrealized gains	12,537	12,321
Available-for-sale securities, Gross unrealized losses	(9)	(826)
Available-for-sale securities, Fair value	280,085	345,612
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	157,675	166,789
Available-for-sale securities, Gross unrealized gains	3,644	3,034
Available-for-sale securities, Gross unrealized losses	(928)	(1,001)
Available-for-sale securities, Fair value	160,391	168,822
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	377,085	393,021
Available-for-sale securities, Gross unrealized gains	3,847	3,606
Available-for-sale securities, Gross unrealized losses	(1,393)	(2,983)
Available-for-sale securities, Fair value	379,539	393,644
Specified bonds issued by SPEs in Japan
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	954	1,077
Available-for-sale securities, Gross unrealized gains	9	10
Available-for-sale securities, Gross unrealized losses	0	0
Available-for-sale securities, Fair value	963	1,087
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	80,201	95,700
Available-for-sale securities, Gross unrealized gains	2,866	3,359
Available-for-sale securities, Gross unrealized losses	(611)	(558)
Available-for-sale securities, Fair value	82,456	98,501
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	75,947	61,138
Available-for-sale securities, Gross unrealized gains	3,395	3,957
Available-for-sale securities, Gross unrealized losses	(117)	(378)
Available-for-sale securities, Fair value	79,225	64,717
Equity securities
Schedule of Investments [Line Items]
Available-for-sale securities, Amortized cost	61,539	67,914
Available-for-sale securities, Gross unrealized gains	19,455	25,618
Available-for-sale securities, Gross unrealized losses	(1,548)	(498)
Available-for-sale securities, Fair value	¥ 79,446	¥ 93,034